OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2014	2013

Employees and payroll accruals	$5,993	$6,205
Government authorities	839	930
Provision for warranty	407	528
Accrued expenses	1,629	1,726
Related party	53	53
Dividend payable to non-controlling interests	-	1,311
Others	51	15

	$8,972	$10,768